Note 5 - Related party and Party-in-interest Transactions	12 Months Ended
Dec. 31, 2025
EBP 41-0268370 003 [Member]
Notes to Financial Statements
EBP, Related Party and Party-in-Interest Transactions [Text Block]
5.	Related party and Party-in-interest Transactions

Plan investments include H.B. Fuller Company stock which is invested in shares of common stock of the Employer. H.B. Fuller Company is the Plan Sponsor and, therefore, these transactions qualify as related party transactions. Purchases and sales of H.B. Fuller Company stock for the year ended December 31, 2025 amounted to $1,739,083 and $3,956,431, respectively. The fair value of H.B. Fuller Company stock was $19,944,995 and $25,163,693 as of December 31, 2025 and 2024, respectively. The number of shares of H.B. Fuller Company stock was 335,279 shares at an average share price of $59.46 and 372,752 shares at an average share price of $67.48 as of December 31, 2025 and 2024, respectively.

The Plan allows participants to borrow from their fund accounts and, therefore, these transactions qualify as party-in-interest. Notes receivable from participants were $7,117,432 and $6,928,878 as of December 31, 2025 and 2024, respectively.

Certain Plan investments are held by Empower Trust Company, LLC. Empower Trust Company, LLC is the trustee and record keeper for the Plan and, therefore, these transactions qualify as party-in-interest transactions. Additionally, certain fees for recordkeeping, audit and investment advisory and management services are paid to vendors that are considered parties-in-interest.